FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS
Fair value measurements are estimated based on valuation techniques and inputs categorized as follows:

•	Level 1 — Quoted prices in active markets for identical assets or liabilities;

•
Level 2 — Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; and

•
Level 3 — Unobservable inputs that are supported by little or no market activity and that are financial instruments whose values are determined using discounted cash flow methodologies, pricing models, or similar techniques, as well as instruments for which the determination of fair value requires significant judgment or estimation.

If the inputs used to measure the financial assets and liabilities fall within more than one level described above, the categorization is based on the lowest level input that is significant to the fair value measurement of the instrument.
Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following fair value hierarchy table presents the components and classification of the Company’s financial assets and liabilities measured at fair value as of December 31, 2017 and 2016:

	2017				2016
(in millions)	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Cash equivalents	$265	$230	$35	$—	$242	$179	$63	$—
Restricted cash	$77	$77	$—	$—	$—	$—	$—	$—
Liabilities:
Acquisition-related contingent consideration	$(387)	$—	$—	$(387)	$(892)	$—	$—	$(892)

Restricted cash of $77 million was deposited with a bank as collateral to secure a bank guarantee for the benefit of the Australian Government in connection with the notice of assessment received on August 8, 2017 from the Australian Taxation Office, as discussed in Note 18, "INCOME TAXES". The Company disagrees with the notice of assessment and continues to believe that its tax positions are appropriate and supported by the facts, circumstances and applicable laws. The Company intends to defend its tax position in this matter vigorously. On January 9, 2018, the cash collateral of $77 million of Restricted cash was returned to the Company in exchange for a $77 million letter of credit.
There were no transfers between Level 1 and Level 2 during 2017 and 2016.
Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3)
The fair value measurement of contingent consideration obligations arising from business combinations is determined via a probability-weighted discounted cash flow analysis or Monte Carlo Simulation, using unobservable (Level 3) inputs. These inputs may include: (i) the estimated amount and timing of projected cash flows; (ii) the probability of the achievement of the factor(s) on which the contingency is based; (iii) the risk-adjusted discount rate used to present value the probability-weighted cash flows; and (iv) volatility of projected performance (Monte Carlo Simulation). Significant increases (decreases) in any of those inputs in isolation could result in a significantly lower (higher) fair value measurement.
The following table presents a reconciliation of contingent consideration obligations measured on a recurring basis using significant unobservable inputs (Level 3) for 2017 and 2016:

(in millions)	2017		2016
Beginning balance, January 1,		$892		$1,156
Adjustments to Acquisition-related contingent consideration:
Accretion for the time value of money	$54		$92
Fair value adjustments to the expected future royalty payments for Addyi®	(312)		(18)
Fair value adjustments due to changes in estimates of other future payments	(31)		(87)
Acquisition-related contingent consideration		(289)		(13)
Reclassified to liabilities held for sale and subsequently disposed		(168)		(26)
Payments / Settlements		(49)		(175)
Foreign currency translation adjustment included in other comprehensive loss		1		(40)
Measurement period adjustments to 2015 acquisitions and other		—		(10)
Ending balance, December 31,		387		892
Current portion		43		52
Non-current portion		$344		$840

During 2017 and prior to identifying the Sprout business as held for sale, the Company recorded fair value adjustments to contingent consideration to reflect management's revised estimates of the future sales of Addyi®. The Sprout Sale was completed on December 20, 2017 and the remaining contingent consideration related to Addyi® was eliminated.
There were no transfers into or out of Level 3 during the years 2017 and 2016.
Assets and Liabilities Measured at Fair Value on a Non-Recurring Basis
The following fair value hierarchy table presents the assets measured at fair value on a non-recurring basis as of December 31, 2017 and 2016:

	As of December 31, 2017				As of December 31, 2016
(in millions)	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Non-current assets held for sale	$—	$—	$—	$—	$38	$—	$—	$38

Non-current assets held for sale of $2,132 million included in the consolidated balance sheet as of December 31, 2016 includes held for sale assets of $38 million, which were remeasured to estimated fair values less costs to sell. The Company recognized impairment charges of $75 million, in the aggregate, in Asset impairments for the year ended December 31, 2016 in the consolidated statement of operations. The estimated fair values of these assets less costs to sell were determined using a discounted cash flow analysis which utilized Level 3 unobservable inputs. The remaining balance of Non-current assets held for sale as of December 31, 2016 reflects the historical carrying value of those assets which do not exceed fair value less costs to sell.
Long-term Debt
The fair value of long-term debt as of December 31, 2017 and 2016 was $25,385 million and $26,297 million, respectively, and was estimated using the quoted market prices for the same or similar debt issuances (Level 2).